RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Dec. 04, 2012
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
NOTE N – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Accounting Pronouncements Adopted in Fiscal 2013
In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of total comprehensive income, the components of net income, and the components of other comprehensive income. This guidance is intended to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (our fiscal 2013 first quarter). The adoption of this guidance did not have a material impact on our Condensed Consolidated Financial Statements.

In September 2011, the FASB issued guidance modifying the impairment test for goodwill by allowing businesses to first decide whether they need to do the two-step impairment test. Under the guidance, a business no longer has to calculate the fair value of a reporting unit unless it believes it is very likely that the reporting unit's fair value is less than the carrying value. The guidance is effective for impairment tests for fiscal years beginning after December 15, 2011 (our fiscal 2013 first quarter). The adoption of this guidance did not have a material impact on our Condensed Consolidated Financial Statements.

Accounting Pronouncements Not Yet Adopted

In July 2012, the FASB issued guidance on testing indefinite-lived intangible assets for impairment. Under the guidance, testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill has been simplified. The guidance allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is "more likely than not" that the asset is impaired. The guidance is effective for impairment tests for fiscal years beginning after September 15, 2012 (our fiscal 2014). We do not expect the adoption of this guidance to have a material impact on our Condensed Consolidated Financial Statements.